Liquidity and Financing Arrangements (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Liquidity and Financing Arrangements | TINGO, INC. [Member]
Liquidity and Financing Arrangements (Details) [Line Items]
Cash and cash equivalents	$ 25.3	$ 128.4	$ 25.4	$ 28.2